Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Warrant Outstanding

Schedule of warrant outstanding

	Warrant - advisory services		Warrants - MTS		Prefunded warrants		Regular warrants
	Outstanding	Vested	Outstanding	Vested	Outstanding	Vested	Outstanding	Vested
Beginning balance, December 31, 2021	—	—	8,333	8,333	125,359	125,359	266,667	—
Issued and vested	—	—	—	—	—	—	—	—
Acquired	—	—	—	—	—	—	—	—
Converted to ordinary shares	—	—	—	—	—	—	—	—
Ending balance, December 31, 2022	—	—	8,333	8,333	125,359	125,359	266,667	—

Beginning balance, December 31, 2020	—	—	—	—	—	—	—	—
Issued and vested	1	1	—	—	125,359	125,359	266,667	—
Acquired	—	—	8,333	8,333	—	—	—	—
Converted to ordinary shares	(1)	(1)	—	—	—	—	—	—
Ending balance, December 31, 2021	—	—	8,333	8,333	125,359	125,359	266,667	—

Schedule of Warrant Activity

Following is a summary of the Company’s warrant activity for the six-month period ended June 30, 2023:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)
Outstanding as of December 31, 2022	455,713	$0.39	2.98
Previously issued regular warrants	(266,667)	(8.93)	0.48
Revalued regular warrants	266,667	0.12	0.48
Issued and vested	880,000	2.68	3.05
Outstanding as of June 30, 2023	1,335,713	$2.84	3.90

Warrant Advisory Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Warrant Assumptions
Fair value of ordinary shares on grant date	$23.60
Exercise price	$0.10
Expected volatility	58.2%
Expected dividends	0.0%
Expected term (in years)	5.00
Risk-free rate	0.42%

Prefunded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Warrant Assumptions

Schedule of assumptions

Prefunded Warrants
Fair value of ordinary shares	$32.50
Exercise price	$0.01
Expected volatility	50.5%
Expected dividends	0.0%
Expected term (in years)	4.00
Risk-free rate	1.03%

 Schedule of assumptions

Regular Warrants
Fair value of ordinary shares	$32.50
Exercise price	$4.50
Expected volatility	50.5%
Expected dividends	0.0%
Expected term (in years)	4.00
Risk-free rate	1.03%

Regular Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Warrant Assumptions	Schedule of assumptions
Regular Warrants
Fair value of ordinary shares	$32.50
Exercise price	$4.50
Expected volatility	50.5%
Expected dividends	0.0%
Expected term (in years)	4.00
Risk-free rate	1.03%